Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 25, 2024	Dec. 27, 2023	Dec. 28, 2022	Dec. 29, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100
							Investment Based on:
	Summary		Summary		Avg. Summary	Average
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation		S&P 1500
	Table Total	Actually Paid	Table Total	Actually Paid	Table Total	Actually Paid	Company	Restaurants	Net	Adjusted
	PEO1	PEO1	PEO2	PEO2	Non-PEO NEO	Non-PEO NEO	TSR (3)	TSR (4)	Income	EBITDA
Year	($)(1)	($)(1,2)	($)(1)	($)(1,2)	($)(1)	($)(1,2)			($ thousands)	($ thousands) (5)
2025	3,667,104	3,007,413	—	—	1,165,525	699,018	66	136	26,486	66,713
2024	4,712,877	5,322,155	2,069,796	2,385,373	1,363,689	1,982,714	75	140	25,684	62,708
2023	3,161,265	389,246	983,361	983,009	1,359,787	1,331,336	57	130	25,554	57,356
2022	1,744,863	1,274,565	—	—	699,093	73,571	63	112	20,801	48,676
2021	1,499,832	1,046,794	1,738,455	(3,456,667)	1,107,640	1,205,482	77	123	29,121	63,395

(1)	The executive officers included in the table above are noted below:

Year	PEO1	PEO2	NEO
2025	E. Williams		I. Fils, Ms. Hollandsworth
2024	E. Williams	M. Hollandsworth	I. Fils
2023	L. Roberts	M. Hollandsworth	I. Fils
2022	L. Roberts		I. Fils, M. Hollandsworth, M. Lozano
2021	L. Roberts	B. Acoca	M. Lozano

(2)	The dollar amounts reported in the Compensation Actually Paid columns (CAP) are calculated in accordance with Item 402(v) of Regulation S-K. The fair value or change in fair value, as applicable, of equity awards included in such calculations was computed in accordance with FASB ASC Topic 718. The following adjustments were made to Summary Compensation Table total compensation for each year to determine Compensation Actually Paid (“CAP”):

	2025			2024			2023			2022		2021
Adjustments	PEO1	PEO2	Average NEO	PEO1	PEO2	Average NEO	PEO1	PEO2	Average NEO	PEO1	Average NEO	PEO1	PEO2	Average NEO
Summary Compensation Table Total ($)	3,667,104	—	1,165,525	4,712,877	2,069,796	1,363,689	3,161,265	983,361	1,359,787	1,744,863	699,093	1,499,832	1,738,455	1,107,640
Grant date fair value of equity awards made in the year and reported in the Summary Compensation Table ($)	(2,027,884)	—	(309,357)	(3,000,000)	(1,150,000)	(500,000)	(1,600,000)	(450,000)	(810,000)	(1,000,000)	(350,000)	(700,000)	(1,000,000)	—
Year-end fair value of awards made in the year that were unvested at the end of the year ($)	2,041,284	—	282,962	3,609,278	1,270,734	575,817	—	456,932	829,142	950,717	192,467	553,406	—	367,190
Change in fair value during the year of awards made in prior years that were unvested at the end of the year ($)	(515,219)	—	(86,051)	—	79,557	231,842	—	—	(45,722)	(230,513)	—	(292,071)	—	(249,235)
Change in fair value during the year of awards made in prior years that vested during the year ($)	(157,872)	—	(136,935)	—	115,285	311,365	(118,900)	(7,284)	(1,872)	(190,502)	(31,486)	(14,373)	(63,346)	(20,113)
Fair value at the beginning of the year of any awards granted prior years that failed to meet the applicable vesting conditions during the year	—	—	(217,126)	—	—	—	(1,053,120)	—	—	—	(436,502)	—	(4,131,776)	—
Compensation Actually Paid ("CAP") ($)	3,007,413	—	699,018	5,322,155	2,385,373	1,982,714	389,246	983,009	1,331,336	1,274,565	73,571	1,046,794	(3,456,667)	1,205,482

(3)	TSR (Total Shareholder Return) is calculated in accordance with Item 402(v) of Regulation S-K.
(4)	Refers to the S&P 1500 Restaurant Index included in “Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities-Stock Performance Graph” in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025.
(5)	Adjusted EBITDA is defined below in (Appendix A: "Definition of Non-GAAP and other Key Financial Measures").

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The executive officers included in the table above are noted below:

Year	PEO1	PEO2	NEO
2025	E. Williams		I. Fils, Ms. Hollandsworth
2024	E. Williams	M. Hollandsworth	I. Fils
2023	L. Roberts	M. Hollandsworth	I. Fils
2022	L. Roberts		I. Fils, M. Hollandsworth, M. Lozano
2021	L. Roberts	B. Acoca	M. Lozano

Peer Group Issuers, Footnote
(4)	Refers to the S&P 1500 Restaurant Index included in “Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities-Stock Performance Graph” in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

Adjustment To PEO Compensation, Footnote

Year	PEO1	PEO2	NEO
2025	E. Williams		I. Fils, Ms. Hollandsworth
2024	E. Williams	M. Hollandsworth	I. Fils
2023	L. Roberts	M. Hollandsworth	I. Fils
2022	L. Roberts		I. Fils, M. Hollandsworth, M. Lozano
2021	L. Roberts	B. Acoca	M. Lozano

Non-PEO NEO Average Total Compensation Amount	$ 1,165,525	$ 1,363,689	$ 1,359,787	$ 699,093	$ 1,107,640
Non-PEO NEO Average Compensation Actually Paid Amount	$ 699,018	1,982,714	1,331,336	73,571	1,205,482
Adjustment to Non-PEO NEO Compensation Footnote

Year	PEO1	PEO2	NEO
2025	E. Williams		I. Fils, Ms. Hollandsworth
2024	E. Williams	M. Hollandsworth	I. Fils
2023	L. Roberts	M. Hollandsworth	I. Fils
2022	L. Roberts		I. Fils, M. Hollandsworth, M. Lozano
2021	L. Roberts	B. Acoca	M. Lozano

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

As described in our Compensation Discussion and Analysis, the table below lists the Company’s most important performance measures used to link compensation actually paid for our NEOs to Company performance:

Performance Measures
Adjusted EBITDA
Revenue
Restaurant Operating Profit %

Total Shareholder Return Amount	$ 66	75	57	63	77
Peer Group Total Shareholder Return Amount	136	140	130	112	123
Net Income (Loss)	$ 26,486,000	$ 25,684,000	$ 25,554,000	$ 20,801,000	$ 29,121,000
Company Selected Measure Amount	66,713,000	62,708,000	57,356,000	48,676,000	63,395,000
PEO Name	E. Williams
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)	Adjusted EBITDA is defined below in (Appendix A: "Definition of Non-GAAP and other Key Financial Measures").

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Restaurant Operating Profit %
E. Williams
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,667,104	$ 4,712,877
PEO Actually Paid Compensation Amount	3,007,413	5,322,155
L. Roberts
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,161,265	$ 1,744,863	$ 1,499,832
PEO Actually Paid Compensation Amount			389,246	1,274,565	1,046,794
M. Hollandsworth
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,069,796	983,361
PEO Actually Paid Compensation Amount		2,385,373	983,009
M. Hollandsworth | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(450,000)
M. Hollandsworth | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			456,932
M. Hollandsworth | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,284)
B. Acoca
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,738,455
PEO Actually Paid Compensation Amount					(3,456,667)
B. Acoca | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,000,000)
B. Acoca | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(63,346)
B. Acoca | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(4,131,776)
PEO | E. Williams | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,027,884)	(3,000,000)
PEO | E. Williams | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,041,284	3,609,278
PEO | E. Williams | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(515,219)
PEO | E. Williams | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(157,872)
PEO | L. Roberts | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,600,000)	(1,000,000)	(700,000)
PEO | L. Roberts | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				950,717	553,406
PEO | L. Roberts | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(230,513)	(292,071)
PEO | L. Roberts | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(118,900)	(190,502)	(14,373)
PEO | L. Roberts | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,053,120)
PEO | M. Hollandsworth | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,150,000)
PEO | M. Hollandsworth | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,270,734
PEO | M. Hollandsworth | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		79,557
PEO | M. Hollandsworth | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		115,285
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(309,357)	(500,000)	(810,000)	(350,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	282,962	575,817	829,142	192,467	367,190
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(86,051)	231,842	(45,722)		(249,235)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(136,935)	$ 311,365	$ (1,872)	(31,486)	$ (20,113)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (217,126)			$ (436,502)